Debt - Schedule of Long-term Debt Instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Total debt	$ 411,750		$ 358,500	$ 232,625
Less: Debt issuance costs	(8,662)		(8,808)	(1,230)
Total debt, net of debt issuance costs	403,088		349,692	231,395
Less: Current maturities	(18,250)		(15,000)	(62,500)
Total debt, net of current maturities	384,838		334,692	168,895
New Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Total debt	50,500		58,500	0
New Credit Facility | Delayed Draw Term Loan (DDTL)
Debt Instrument [Line Items]
Total debt	124,250	$ 65,000	60,000	0
New Credit Facility | Term Loan
Debt Instrument [Line Items]
Total debt	237,000		240,000	0
Prior Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Total debt	$ 85,000		0	50,000
Prior Credit Facility | Contract draw loan
Debt Instrument [Line Items]
Total debt			0	67,000
Prior Credit Facility | Term Loan
Debt Instrument [Line Items]
Total debt			$ 0	$ 115,625